Acquisitions and increases in controlling interests (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended	0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 entity	Dec. 31, 2011 entity	Dec. 31, 2010 entity	Dec. 31, 2012 Intangible assets: Customer relationships	Dec. 31, 2011 Intangible assets: Customer relationships	Dec. 31, 2012 Technology	Dec. 31, 2012 Trade name(s)	Dec. 31, 2012 Order backlog	Dec. 31, 2011 Other intangible assets	May 16, 2012 Thomas & Betts	Dec. 31, 2012 Thomas & Betts	Dec. 31, 2011 Thomas & Betts	Dec. 31, 2012 Thomas & Betts Intangible assets: Customer relationships	Dec. 31, 2012 Thomas & Betts Technology	Dec. 31, 2012 Thomas & Betts Trade name(s)	Dec. 31, 2012 Thomas & Betts Order backlog	Jan. 31, 2011 Baldor Electric	Dec. 31, 2011 Baldor Electric	Dec. 31, 2010 Baldor Electric	Jan. 27, 2011 Baldor Electric	Jan. 26, 2011 Baldor Electric	Dec. 31, 2011 Baldor Electric Intangible assets: Customer relationships	Dec. 31, 2011 Baldor Electric Technology	Dec. 31, 2011 Baldor Electric Trade name(s)	Dec. 31, 2011 Baldor Electric Order backlog	Dec. 31, 2011 Baldor Electric Other intangible assets	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other Intangible assets: Customer relationships	Dec. 31, 2011 Other Intangible assets: Customer relationships	Dec. 31, 2012 Other Technology	Dec. 31, 2011 Other Technology	Dec. 31, 2012 Other Trade name(s)	Dec. 31, 2011 Other Trade name(s)	Dec. 31, 2012 Other Order backlog	Dec. 31, 2011 Other Order backlog	Dec. 31, 2011 Other Other intangible assets
Acquisitions
Acquisitions (net of cash acquired)	$ 3,643	$ 3,805	$ 1,275								$ 3,381							$ 3,055									$ 262	$ 750
Aggregate excess of purchase price over fair value of net assets acquired	2,895	3,261	1,091
Number of acquired businesses	9	10	9
Fair value of replacement vested stock options issued	5	19									5							19
Percentage of outstanding shares acquired																					83.25%
Purchase price per share of acquisition (in dollars per share)										$ 72							$ 63.50
Percentage of shares held after exercise of top-up																				91.60%
Percentage of shares of remaining outstanding shares, then acquired																				8.40%
Aggregate cash outflows related to acquisition										3,700							4,276
Cash outflows for purchase of shares										3,282										2,966
Cash settlement of acquired entity's options held at acquisition date										94							70
Cash outflows to repay debt assumed upon acquisition										324							1,240
Aggregate preliminary purchase consideration for business acquisitions
Intangible assets	1,583			1,187		222	161	13			1,515		1,169	179	155	12		1,406				996	259	121	15	15	68	447	18	220	43	156	6	32	1	36	3
Weighted-average useful life of acquired intangible assets	15 years	14 years		18 years	18 years				4 years		15 years		18 years	5 years	10 years	7 months 15 days		16 years				19 years	7 years	10 years	2 months	5 years
Allocated amount, fixed assets	483										458							382									25	40
Allocated amount, debt acquired	(619)										(619)							(1,241)										(202)
Allocated amount, deferred tax liabilities	(1,104)										(1,080)							(693)									(24)	(99)
Allocated amount, inventories	338										300							422									38	35
Allocated amount, Other assets and liabilities, net	67										84							51									(17)	(4)
Allocated amount, Goodwill	2,895										2,723							2,728									172	533
Total consideration (net of cash acquired)	3,643	3,805	1,275								3,381							3,055									262	750
Gross receivables											387							266
Receivables, net of allowance for estimated uncollectable receivables											344							263
Cash acquired											521							48
Total revenues											1,541							1,950
Net loss (including acquisition charges)											10							155
Unaudited pro forma financial information
Total revenues											40,251	40,288						38,100	33,310
Income from continuing operation, net of tax											2,923	3,381						3,391	2,726
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)											(26)	(69)						(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition											12	(12)						15	(15)
Impact on cost of sales from fair valuing acquired inventory											31	(31)						57	(57)
Impact on cost of sales from additional depreciation of fixed assets											(12)	(33)
Interest expenses on debt											5	21						11	106
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments											16
Baldor stock-option plans adjustments																		66
Impact on selling, general and administrative expenses from acquisition-related costs											56	(20)						64	(24)
Impact on interest and other finance expense from bridging facility costs											13
Other											(5)	(15)							(23)
Income taxes											(7)	44						(65)	26
Total pro forma adjustments											$ 83	$ (115)						$ 141	$ (78)